Restructuring - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($) employee	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Restructuring (Textual) [Abstract]
Restructuring charges (adjustments)	$ 118	$ 91	$ (3,577)
EMEA
Restructuring (Textual) [Abstract]
Workforce reduction related to restructuring | employee	138
Cost Reduction Initiative Plan 2010
Restructuring (Textual) [Abstract]
Total cost incurred	$ 3,900
Expected future cash payments	300
Cost Reduction Initiative Plan 2010 | Selling, general and administrative expenses
Restructuring (Textual) [Abstract]
Restructuring charges (adjustments)	100	0	(200)
One-time Termination Benefits [Member]
Restructuring (Textual) [Abstract]
Total cost incurred	3,200
Cost reduction initiative plan 2012 | Operating costs
Restructuring (Textual) [Abstract]
Restructuring charges (adjustments)	$ 41	$ 100	(2,300)
Cost reduction initiative plan 2012 | Selling, general and administrative expenses
Restructuring (Textual) [Abstract]
Restructuring charges (adjustments)			$ (1,100)